Prepaid expenses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses
Prepaid expenses	R$ 377,405	R$ 359,109
Advertisements not released (i)	13,047	2,361
Rentals and insurance	69,759	64,544
Incremental costs for obtaining contracts with customers (ii)	190,663	178,543
IT Services (iii)	16,053	21,500
Prepaid contractual expenses (iv)		77,810
Other (v)	87,883	14,351
Current portion	(238,468)	(278,851)
Non-current portion	R$ 138,937	R$ 80,258